Investor A C And Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BLACKROCK TACTICAL OPPORTUNITIES FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Tactical Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Tactical Opportunities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return.